Results for the Year - Staff Costs (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Results for the Year
Wages and salaries	kr 694	kr 489	kr 308
Share-based compensation	200	147	91
Defined contribution plans	51	39	24
Other social security costs	108	72	23
Government grants	(119)	(96)	(86)
Total	934	651	360
Research and development expenses	803	572	324
General and administrative expenses	250	175	122
Government grants related to research and development expenses	(119)	(96)	(86)
Total	kr 934	kr 651	kr 360
Average number of FTE	656	471	313
Number of FTE at year-end	781	548	377
Remuneration to board of directors	kr 119	kr 96	kr 86